CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Members' equity	Accumulated deficit	Accumulated other comprehensive (loss) income	Noncontrolling interests in subsidiaries
Balance at Dec. 31, 2008	$ 919	$ 2,865	$ (1,414)	$ (554)	$ 22
Balance (in units) at Dec. 31, 2008		2,728
Increase (Decrease) in Stockholders' Equity
Net income	(412)		(410)		(2)
Other comprehensive (loss) income	207			206	1
Contribution from parent	156	156
Dividends paid to parent	(23)		(23)
Balance at Dec. 31, 2009	847	3,021	(1,847)	(348)	21
Balance (in units) at Dec. 31, 2009		2,728
Increase (Decrease) in Stockholders' Equity
Net income	185		180		5
Other comprehensive (loss) income	(7)			(6)	(1)
Consolidation of a variable interest entity	35				35
Contribution from parent	24	24
Excess tax benefit related to stock-based compensation	4	4
Balance at Dec. 31, 2010	1,088	3,049	(1,667)	(354)	60
Balance (in units) at Dec. 31, 2010	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income	166		149		17
Dividends paid to noncontrolling interest	(5)				(5)
Other comprehensive (loss) income	(35)			(36)	1
Consolidation of a variable interest entity	61				61
Contribution from parent	17	17
Dividends paid to parent	(56)		(56)
Excess tax benefit related to stock-based compensation	10	10
Balance at Sep. 30, 2011	1,246	3,076	(1,574)	(390)	134
Balance (in units) at Sep. 30, 2011	2,728	2,728
Balance at Dec. 31, 2010	1,088	3,049	(1,667)	(354)	60
Balance (in units) at Dec. 31, 2010	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income	260		253		7
Dividends paid to noncontrolling interest	(9)				(9)
Other comprehensive (loss) income	(262)			(257)	(5)
Consolidation of a variable interest entity	61				61
Contribution from parent	22	22
Dividends paid to parent	(79)		(79)
Excess tax benefit related to stock-based compensation	10	10
Balance at Dec. 31, 2011	1,091	3,081	(1,493)	(611)	114
Balance (in units) at Dec. 31, 2011	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income	418		410		8
Other comprehensive (loss) income	82			80	2
Contribution from parent	20	20
Dividends paid to parent	(72)		(72)
Acquisition of a business	(2)	(2)
Excess tax benefit related to stock-based compensation	4	4
Balance at Sep. 30, 2012	$ 1,541	$ 3,103	$ (1,155)	$ (531)	$ 124
Balance (in units) at Sep. 30, 2012	2,728	2,728